T. ROWE PRICE CAPITAL APPRECIATION PREMIUM INCOME ETF

March 31, 2026 Unaudited
PORTFOLIO OF INVESTMENTS‡	Shares	$ Value
(Cost and value in $000s)

COMMON STOCKS 100.4%
CONSUMER DISCRETIONARY 8.3%
Broadline Retail 1.6%
Amazon.com (1)(2)	21,335	4,443
		4,443
Diversified Consumer Services 1.6%
Service International (1)	53,200	4,389
		4,389
Hotels, Restaurants & Leisure 4.6%
DoorDash, Class A (2)	12,660	1,901
McDonald's (1)	15,210	4,727
Starbucks	26,545	2,378
Yum! Brands (1)	22,200	3,452
		12,458
Specialty Retail 0.5%
Home Depot	3,775	1,242
		1,242
Total Consumer Discretionary		22,532
CONSUMER STAPLES 11.0%
Beverages 3.5%
Coca-Cola	31,240	2,376
Keurig Dr Pepper	109,955	2,895
PepsiCo (1)	27,770	4,312
		9,583
Consumer Staples Distribution & Retail 4.5%
Costco Wholesale (1)	3,675	3,662
Sysco	19,400	1,384
U.S. Foods Holding (2)	35,947	3,314
Walmart (1)	30,630	3,807
		12,167
Food Products 0.5%
Mondelez International	23,700	1,366
		1,366
Household Products 2.5%
Church & Dwight	17,271	1,612
Colgate-Palmolive	14,805	1,262
Procter & Gamble	28,400	4,102
		6,976
Total Consumer Staples		30,092

T. ROWE PRICE CAPITAL APPRECIATION PREMIUM INCOME ETF

	Shares	$ Value
(Cost and value in $000s)
ENERGY 1.4%
Oil, Gas & Consumable Fuels 1.4%
Exxon Mobil (1)	22,400	3,800
Total Energy		3,800
FINANCIALS 15.5%
Capital Markets 6.0%
Cboe Global Markets (1)	14,600	4,103
CME Group (1)	13,600	4,017
Intercontinental Exchange	12,965	2,039
MSCI	5,523	2,977
S&P Global	7,655	3,256
		16,392
Financial Services 3.5%
Mastercard, Class A	9,500	4,747
Visa, Class A (1)	15,620	4,721
		9,468
Insurance 6.0%
Aon, Class A	10,141	3,273
Arthur J. Gallagher	11,447	2,479
Chubb	8,270	2,696
Marsh & McLennan	18,700	3,244
Progressive	6,740	1,336
Willis Towers Watson	11,346	3,298
		16,326
Total Financials		42,186
HEALTH CARE 20.3%
Biotechnology 2.9%
Ascendis Pharma, ADR (2)	6,230	1,425
Cytokinetics (2)	33,400	2,201
Gilead Sciences (1)	31,445	4,383
		8,009
Health Care Equipment & Supplies 7.6%
Abbott Laboratories	29,923	3,072
Becton Dickinson & Company (1)	21,950	3,451
GE HealthCare Technologies	56,865	4,048
Medtronic	50,640	4,388
STERIS	10,945	2,420
Stryker	9,941	3,267
		20,646
Health Care Providers & Services 2.9%
Cardinal Health	11,146	2,355
Cencora	9,700	3,047

T. ROWE PRICE CAPITAL APPRECIATION PREMIUM INCOME ETF

	Shares	$ Value
(Cost and value in $000s)
McKesson	2,960	2,562
		7,964
Life Sciences Tools & Services 5.2%
Danaher (1)	21,540	4,084
Thermo Fisher Scientific (1)	9,941	4,886
Waters (1)(2)	17,271	5,144
		14,114
Pharmaceuticals 1.7%
Bristol-Myers Squibb	16,745	1,016
Johnson & Johnson	6,740	1,647
Merck	8,270	995
Pfizer	35,847	1,006
		4,664
Total Health Care		55,397
INDUSTRIALS & BUSINESS SERVICES 19.9%
Aerospace & Defense 3.8%
General Dynamics	8,700	2,986
L3Harris Technologies	8,700	3,003
Lockheed Martin	4,600	2,780
RTX	8,270	1,596
		10,365
Commercial Services & Supplies 8.5%
Cintas (1)	20,930	3,540
Republic Services	22,600	4,950
Rollins	27,465	1,467
Veralto	50,740	4,486
Waste Connections	30,123	4,893
Waste Management	16,540	3,801
		23,137
Electrical Equipment 1.7%
AMETEK (1)	21,135	4,531
		4,531
Ground Transportation 0.9%
CSX	59,544	2,444
		2,444
Machinery 3.3%
Fortive	36,449	2,015
Illinois Tool Works	13,270	3,454
Otis Worldwide	19,100	1,472
SPX Technologies (2)	10,443	2,088
		9,029

T. ROWE PRICE CAPITAL APPRECIATION PREMIUM INCOME ETF

	Shares	$ Value
(Cost and value in $000s)
Professional Services 1.7%
Automatic Data Processing	10,443	2,122
Booz Allen Hamilton	31,300	2,442
		4,564
Total Industrials & Business Services		54,070
INFORMATION TECHNOLOGY 9.8%
Communications Equipment 3.8%
Arista Networks (2)	15,010	1,843
Cisco Systems	55,640	4,317
Motorola Solutions (1)	9,400	4,080
		10,240
Electronic Equipment, Instruments & Components 1.3%
Teledyne Technologies (2)	6,025	3,645
		3,645
Semiconductors & Semiconductor Equipment 1.0%
Broadcom	8,475	2,623
		2,623
Software 3.7%
Microsoft	11,748	4,349
PTC (1)(2)	26,035	3,710
Workday (2)	16,130	2,095
		10,154
Total Information Technology		26,662
MATERIALS 1.6%
Chemicals 1.6%
Linde	9,000	4,462
Total Materials		4,462
REAL ESTATE 2.4%
Specialized REITs 2.4%
American Tower, REIT	20,215	3,489
SBA Communications, REIT	18,275	3,145
Total Real Estate		6,634
UTILITIES 10.2%
Electric Utilities 4.9%
Duke Energy	14,000	1,833
Entergy	27,975	3,144
Exelon	36,449	1,787
PPL (1)	118,225	4,516
Southern	20,215	1,951
		13,231

T. ROWE PRICE CAPITAL APPRECIATION PREMIUM INCOME ETF

	Shares	$ Value
(Cost and value in $000s)
Multi-Utilities 5.3%
Ameren	20,010	2,199
CenterPoint Energy	52,270	2,256
CMS Energy	19,805	1,536
DTE Energy (1)	23,900	3,495
NiSource	68,400	3,192
WEC Energy Group	15,620	1,808
		14,486
Total Utilities		27,717
Total Common Stocks (Cost $278,905)		273,552
SHORT-TERM INVESTMENTS 0.3%
Money Market Funds 0.3%
T. Rowe Price Government Reserve Fund, 3.71% (3)(4)	832,113	832
Total Short-Term Investments (Cost $832)		832
Total Investments in Securities 100.7% of Net Assets (Cost $279,737)		$274,384
Other Assets Less Liabilities (0.7%)		(1,954)
Net Assets 100.0%		$272,430

‡	Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1)	At March 31, 2026, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(2)	Non-income producing
(3)	Seven-day yield
(4)	Affiliated Companies
ADR	American Depositary Receipts
REIT	A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE CAPITAL APPRECIATION PREMIUM INCOME ETF

(Amounts in 000s, except for contracts)
OPTIONS WRITTEN (0.8)%
Exchange-Traded Options Written (0.8)%

Description	Contracts	Notional Amount	$ Value
Abbott Laboratories, Call, 4/17/26 @ $108.00	1	10	—
Abbott Laboratories, Call, 4/17/26 @ $109.00	3	31	—
Abbott Laboratories, Call, 4/17/26 @ $111.00	2	21	—
Abbott Laboratories, Call, 4/17/26 @ $115.00	293	3,008	(6)
Amazon.com, Call, 4/17/26 @ $220.00	2	42	—
Amazon.com, Call, 4/17/26 @ $225.00	202	4,207	(17)
Amazon.com, Call, 4/17/26 @ $230.00	2	42	—
Amazon.com, Call, 4/17/26 @ $235.00	7	146	—
Ameren, Call, 4/17/26 @ $110.00	189	2,077	(40)
Ameren, Call, 4/17/26 @ $115.00	11	121	(1)
American Tower, Call, 4/17/26 @ $175.00	1	17	—
American Tower, Call, 4/17/26 @ $180.00	3	52	(1)
American Tower, Call, 4/17/26 @ $190.00	195	3,365	(3)
American Tower, Call, 4/17/26 @ $195.00	3	52	—
AMETEK, Call, 4/17/26 @ $220.00	4	86	(1)
AMETEK, Call, 4/17/26 @ $230.00	6	129	(1)
AMETEK, Call, 4/17/26 @ $240.00	201	4,309	(4)
Aon, Call, 4/17/26 @ $340.00	101	3,260	(24)
Arista Networks, Call, 4/17/26 @ $131.00	1	12	—
Arista Networks, Call, 4/17/26 @ $132.00	1	12	—
Arista Networks, Call, 4/17/26 @ $145.00	1	12	—
Arista Networks, Call, 4/17/26 @ $155.00	147	1,805	(2)
Arthur J. Gallagher, Call, 4/17/26 @ $230.00	9	195	(2)
Arthur J. Gallagher, Call, 4/17/26 @ $240.00	105	2,274	(7)
Ascendis Pharma AS, Call, 4/17/26 @ $330.00	62	1,418	(7)
Automatic Data Processing, Call, 4/17/26 @ $215.00	2	41	—
Automatic Data Processing, Call, 4/17/26 @ $220.00	100	2,032	(9)
Automatic Data Processing, Call, 4/17/26 @ $230.00	2	41	—
Becton Dickinson & Company, Call, 4/17/26 @ $165.00	3	47	—
Becton Dickinson & Company, Call, 4/17/26 @ $170.00	208	3,270	(13)
Becton Dickinson & Company, Call, 4/17/26 @ $175.00	4	63	—
Becton Dickinson & Company, Call, 4/17/26 @ $180.00	4	63	(1)
Booz Allen Hamilton, Call, 4/17/26 @ $80.00	6	47	(1)
Booz Allen Hamilton, Call, 4/17/26 @ $85.00	307	2,396	(21)
Bristol-Myers Squibb, Call, 4/17/26 @ $60.00	164	995	(24)
Bristol-Myers Squibb, Call, 4/17/26 @ $62.00	1	6	—
Bristol-Myers Squibb, Call, 4/17/26 @ $62.50	1	6	—
Bristol-Myers Squibb, Call, 4/17/26 @ $64.00	1	6	—
Broadcom, Call, 4/17/26 @ $330.00	1	31	(1)
Broadcom, Call, 4/17/26 @ $350.00	83	2,569	(10)
Cardinal Health, Call, 4/17/26 @ $220.00	107	2,261	(22)
Cardinal Health, Call, 4/17/26 @ $230.00	4	85	—

T. ROWE PRICE CAPITAL APPRECIATION PREMIUM INCOME ETF

(Amounts in 000s, except for contracts)
Description	Contracts	Notional Amount	$ Value
Cboe Global Markets, Call, 4/17/26 @ $292.50	1	28	—
Cboe Global Markets, Call, 4/17/26 @ $297.50	2	56	—
Cboe Global Markets, Call, 4/17/26 @ $300.00	142	3,991	(13)
Cboe Global Markets, Call, 4/17/26 @ $310.00	1	28	—
Cencora, Call, 4/17/26 @ $330.00	2	63	(1)
Cencora, Call, 4/17/26 @ $350.00	27	848	(2)
Cencora, Call, 4/17/26 @ $360.00	2	63	—
Cencora, Call, 4/17/26 @ $380.00	2	63	—
Cencora, Call, 4/17/26 @ $390.00	59	1,853	(1)
Cencora, Call, 5/15/26 @ $400.00	5	157	(1)
CenterPoint Energy, Call, 4/17/26 @ $44.00	4	17	—
CenterPoint Energy, Call, 4/17/26 @ $45.00	518	2,236	(10)
Chubb, Call, 4/17/26 @ $340.00	79	2,575	(10)
Chubb, Call, 4/17/26 @ $345.00	2	65	—
Chubb, Call, 4/17/26 @ $350.00	1	33	—
Church & Dwight, Call, 4/17/26 @ $100.00	169	1,577	(5)
Church & Dwight, Call, 4/17/26 @ $105.00	3	28	—
Cintas, Call, 4/17/26 @ $177.50	3	51	—
Cintas, Call, 4/17/26 @ $187.50	1	17	—
Cintas, Call, 4/17/26 @ $195.00	200	3,383	(15)
Cintas, Call, 4/17/26 @ $200.00	2	34	—
Cintas, Call, 4/17/26 @ $210.00	3	51	—
Cisco Systems, Call, 4/17/26 @ $84.00	2	15	—
Cisco Systems, Call, 4/17/26 @ $85.00	550	4,267	(8)
Cisco Systems, Call, 4/17/26 @ $88.00	4	31	—
CME Group, Call, 4/17/26 @ $307.50	1	30	—
CME Group, Call, 4/17/26 @ $310.00	2	59	—
CME Group, Call, 4/17/26 @ $320.00	130	3,840	(6)
CME Group, Call, 4/17/26 @ $330.00	3	89	—
CMS Energy , Call, 4/17/26 @ $80.00	198	1,536	(7)
Coca-Cola, Call, 4/17/26 @ $79.00	2	15	—
Coca-Cola, Call, 4/17/26 @ $80.00	299	2,274	(6)
Coca-Cola, Call, 4/17/26 @ $81.00	3	23	—
Coca-Cola, Call, 4/17/26 @ $82.50	8	61	—
Colgate-Palmolive, Call, 4/17/26 @ $89.00	2	17	—
Colgate-Palmolive, Call, 4/17/26 @ $90.00	140	1,193	(4)
Colgate-Palmolive, Call, 4/17/26 @ $92.50	3	26	—
Colgate-Palmolive, Call, 4/17/26 @ $95.00	3	26	—
Costco Wholesale , Call, 4/17/26 @ $1055.00	36	3,587	(9)
CSX , Call, 4/17/26 @ $40.00	24	99	(4)
CSX , Call, 4/17/26 @ $41.00	523	2,147	(65)
CSX , Call, 4/17/26 @ $42.00	5	21	—
CSX , Call, 4/17/26 @ $42.50	43	176	(2)
Cytokinetics, Call, 4/17/26 @ $100.00	334	2,201	(31)
Danaher, Call, 4/17/26 @ $200.00	6	114	(1)

T. ROWE PRICE CAPITAL APPRECIATION PREMIUM INCOME ETF

(Amounts in 000s, except for contracts)
Description	Contracts	Notional Amount	$ Value
Danaher, Call, 4/17/26 @ $205.00	1	19	—
Danaher, Call, 4/17/26 @ $207.50	1	19	—
Danaher, Call, 4/17/26 @ $210.00	5	95	—
Danaher, Call, 5/15/26 @ $210.00	202	3,830	(51)
DoorDash, Call, 4/17/26 @ $160.00	1	15	—
DoorDash, Call, 4/17/26 @ $170.00	1	15	—
DoorDash, Call, 4/17/26 @ $180.00	124	1,862	(6)
DTE Energy, Call, 4/17/26 @ $150.00	229	3,348	(32)
DTE Energy, Call, 4/17/26 @ $155.00	10	146	—
Duke Energy, Call, 4/17/26 @ $130.00	1	13	—
Duke Energy, Call, 4/17/26 @ $135.00	138	1,807	(9)
Duke Energy, Call, 4/17/26 @ $140.00	1	13	—
Entergy , Call, 4/17/26 @ $105.00	266	2,989	(209)
Entergy , Call, 4/17/26 @ $110.00	10	112	(4)
Entergy , Call, 4/17/26 @ $115.00	3	34	(1)
Exelon, Call, 4/17/26 @ $49.00	345	1,691	(35)
Exelon, Call, 4/17/26 @ $50.00	16	78	(1)
Exelon, Call, 4/17/26 @ $55.00	3	15	—
Exxon Mobil , Call, 4/17/26 @ $160.00	4	68	(5)
Exxon Mobil , Call, 4/17/26 @ $165.00	2	34	(2)
Exxon Mobil , Call, 4/17/26 @ $170.00	213	3,614	(108)
Exxon Mobil , Call, 4/17/26 @ $172.50	2	34	(1)
Exxon Mobil , Call, 4/17/26 @ $182.50	1	17	—
Exxon Mobil , Call, 4/17/26 @ $185.00	2	34	—
Fortive, Call, 4/17/26 @ $60.00	358	1,979	(17)
Fortive, Call, 6/18/26 @ $60.00	6	33	(1)
GE HealthCare Technologies, Call, 4/17/26 @ $74.00	2	14	—
GE HealthCare Technologies, Call, 4/17/26 @ $75.00	22	157	(2)
GE HealthCare Technologies, Call, 4/17/26 @ $77.50	540	3,844	(14)
GE HealthCare Technologies, Call, 4/17/26 @ $78.00	4	28	—
General Dynamics, Call, 4/17/26 @ $360.00	1	34	—
General Dynamics, Call, 4/17/26 @ $365.00	1	34	—
General Dynamics, Call, 4/17/26 @ $370.00	84	2,883	(8)
General Dynamics, Call, 4/17/26 @ $380.00	1	34	—
Gilead Sciences, Call, 4/17/26 @ $143.00	3	42	(1)
Gilead Sciences, Call, 4/17/26 @ $145.00	297	4,139	(38)
Gilead Sciences, Call, 4/17/26 @ $147.00	1	14	—
Gilead Sciences, Call, 4/17/26 @ $148.00	2	28	—
Gilead Sciences, Call, 4/17/26 @ $150.00	6	84	—
Gilead Sciences, Call, 4/17/26 @ $155.00	5	70	—
Home Depot, Call, 4/17/26 @ $350.00	36	1,184	(6)
Home Depot, Call, 4/17/26 @ $375.00	1	33	—
Illinois Tool Works, Call, 4/17/26 @ $270.00	127	3,306	(29)
Illinois Tool Works, Call, 4/17/26 @ $280.00	5	130	—
Intercontinental Exchange, Call, 4/17/26 @ $165.00	2	31	—

T. ROWE PRICE CAPITAL APPRECIATION PREMIUM INCOME ETF

(Amounts in 000s, except for contracts)
Description	Contracts	Notional Amount	$ Value
Intercontinental Exchange, Call, 4/17/26 @ $170.00	127	1,997	(4)
Johnson & Johnson, Call, 4/17/26 @ $250.00	65	1,589	(24)
Johnson & Johnson, Call, 4/17/26 @ $255.00	1	24	—
Johnson & Johnson, Call, 4/17/26 @ $260.00	1	24	—
Keurig Dr. Pepper, Call, 4/17/26 @ $28.00	22	58	—
Keurig Dr. Pepper, Call, 4/17/26 @ $29.00	1,077	2,836	(8)
L3Harris Technologies, Call, 4/17/26 @ $362.50	1	34	(1)
L3Harris Technologies, Call, 4/17/26 @ $365.00	1	34	—
L3Harris Technologies, Call, 4/17/26 @ $380.00	84	2,899	(11)
L3Harris Technologies, Call, 4/17/26 @ $390.00	1	34	—
Linde, Call, 4/17/26 @ $505.00	86	4,264	(59)
Linde, Call, 4/17/26 @ $515.00	1	50	—
Linde, Call, 4/17/26 @ $520.00	3	149	(1)
Lockheed Martin, Call, 4/17/26 @ $635.00	1	60	(1)
Lockheed Martin, Call, 4/17/26 @ $660.00	44	2,659	(15)
Lockheed Martin, Call, 4/17/26 @ $680.00	1	60	—
Marsh & McLennan, Call, 4/17/26 @ $180.00	3	52	(1)
Marsh & McLennan, Call, 4/17/26 @ $185.00	184	3,191	(17)
Mastercard, Call, 4/17/26 @ $515.00	1	50	(1)
Mastercard, Call, 4/17/26 @ $520.00	3	150	(1)
Mastercard, Call, 4/17/26 @ $530.00	89	4,447	(18)
Mastercard, Call, 4/17/26 @ $540.00	2	100	—
McDonald's, Call, 4/17/26 @ $325.00	145	4,506	(13)
McDonald's, Call, 4/17/26 @ $327.50	2	62	—
McDonald's, Call, 4/17/26 @ $335.00	1	31	—
McDonald's, Call, 4/17/26 @ $340.00	1	31	—
McDonald's, Call, 4/17/26 @ $345.00	3	93	—
McKesson, Call, 4/17/26 @ $940.00	29	2,510	(6)
Medtronic, Call, 4/17/26 @ $91.00	2	17	—
Medtronic, Call, 4/17/26 @ $92.00	8	69	—
Medtronic, Call, 4/17/26 @ $92.50	488	4,229	(12)
Medtronic, Call, 4/17/26 @ $95.00	8	69	—
Merck, Call, 4/17/26 @ $120.00	81	974	(27)
Merck, Call, 4/17/26 @ $126.00	1	12	—
Microsoft, Call, 4/17/26 @ $395.00	1	37	—
Microsoft, Call, 4/17/26 @ $412.50	1	37	—
Microsoft, Call, 4/17/26 @ $420.00	110	4,072	(2)
Microsoft, Call, 4/17/26 @ $425.00	1	37	—
Microsoft, Call, 4/17/26 @ $430.00	1	37	—
Microsoft, Call, 4/17/26 @ $435.00	1	37	—
Microsoft, Call, 4/17/26 @ $445.00	2	74	—
Mondelez International, Call, 4/17/26 @ $57.50	4	23	(1)
Mondelez International, Call, 4/17/26 @ $60.00	231	1,331	(13)
Mondelez International, Call, 4/17/26 @ $62.00	2	12	—
Motorola Solutions, Call, 4/17/26 @ $450.00	1	43	—

T. ROWE PRICE CAPITAL APPRECIATION PREMIUM INCOME ETF

(Amounts in 000s, except for contracts)
Description	Contracts	Notional Amount	$ Value
Motorola Solutions, Call, 4/17/26 @ $460.00	1	43	—
Motorola Solutions, Call, 4/17/26 @ $480.00	89	3,862	(4)
Motorola Solutions, Call, 4/17/26 @ $490.00	2	87	—
Motorola Solutions, Call, 4/17/26 @ $500.00	1	43	—
MSCI, Call, 4/17/26 @ $580.00	1	54	—
MSCI, Call, 4/17/26 @ $600.00	1	54	—
MSCI, Call, 4/17/26 @ $610.00	53	2,857	(5)
NiSource, Call, 4/17/26 @ $50.00	684	3,192	(9)
Otis Worldwide, Call, 4/17/26 @ $80.00	3	23	—
Otis Worldwide, Call, 4/17/26 @ $82.50	1	8	—
Otis Worldwide, Call, 4/17/26 @ $85.00	176	1,357	(2)
Otis Worldwide, Call, 4/17/26 @ $87.50	4	31	—
Otis Worldwide, Call, 4/17/26 @ $90.00	7	54	—
PepsiCo, Call, 4/17/26 @ $157.50	2	31	(1)
PepsiCo, Call, 4/17/26 @ $160.00	264	4,100	(68)
PepsiCo, Call, 4/17/26 @ $165.00	7	109	(1)
PepsiCo, Call, 4/17/26 @ $170.00	4	62	—
Pfizer, Call, 4/17/26 @ $29.00	357	1,002	(9)
Pfizer, Call, 4/17/26 @ $29.50	1	3	—
PPL, Call, 4/17/26 @ $39.00	1,152	4,401	(38)
PPL, Call, 4/17/26 @ $40.00	30	115	—
Procter & Gamble, Call, 4/17/26 @ $150.00	4	58	—
Procter & Gamble, Call, 4/17/26 @ $152.50	2	29	—
Procter & Gamble, Call, 4/17/26 @ $155.00	272	3,929	(7)
Procter & Gamble, Call, 4/17/26 @ $160.00	6	87	—
Progressive, Call, 4/17/26 @ $212.50	1	20	—
Progressive, Call, 4/17/26 @ $220.00	66	1,308	(3)
PTC, Call, 4/17/26 @ $150.00	2	28	—
PTC, Call, 4/17/26 @ $155.00	1	14	—
PTC, Call, 4/17/26 @ $160.00	239	3,405	(29)
PTC, Call, 4/17/26 @ $165.00	4	57	—
PTC, Call, 4/17/26 @ $170.00	4	57	(1)
PTC, Call, 4/17/26 @ $175.00	1	14	—
PTC, Call, 4/17/26 @ $185.00	7	100	(1)
PTC, Call, 5/15/26 @ $160.00	2	28	(1)
Republic Services, Call, 4/17/26 @ $220.00	2	44	(1)
Republic Services, Call, 4/17/26 @ $230.00	13	285	(1)
Republic Services, Call, 4/17/26 @ $240.00	198	4,337	(8)
Republic Services, Call, 4/17/26 @ $250.00	4	88	—
Republic Services, Call, 5/15/26 @ $230.00	3	66	(1)
Republic Services, Call, 5/15/26 @ $240.00	4	88	—
Republic Services, Call, 6/18/26 @ $240.00	2	44	(1)
Rollins, Call, 4/17/26 @ $55.00	7	37	—
Rollins, Call, 4/17/26 @ $57.50	259	1,383	(6)
Rollins, Call, 4/17/26 @ $60.00	8	43	—

T. ROWE PRICE CAPITAL APPRECIATION PREMIUM INCOME ETF

(Amounts in 000s, except for contracts)
Description	Contracts	Notional Amount	$ Value
RTX , Call, 4/17/26 @ $200.00	1	19	—
RTX , Call, 4/17/26 @ $210.00	79	1,524	(6)
RTX , Call, 4/17/26 @ $220.00	2	39	—
S&P Global, Call, 4/17/26 @ $450.00	1	43	(1)
S&P Global, Call, 4/17/26 @ $470.00	75	3,190	(11)
SBA Communications, Call, 4/17/26 @ $175.00	1	17	—
SBA Communications, Call, 4/17/26 @ $180.00	2	34	—
SBA Communications, Call, 4/17/26 @ $185.00	176	3,029	(19)
SBA Communications, Call, 4/17/26 @ $195.00	1	17	—
SBA Communications, Call, 4/17/26 @ $200.00	2	34	—
Service International, Call, 4/17/26 @ $80.00	497	4,101	(177)
Service International, Call, 4/17/26 @ $82.50	28	231	(5)
Service International, Call, 4/17/26 @ $85.00	7	58	(1)
Southern, Call, 4/17/26 @ $98.00	1	10	—
Southern, Call, 4/17/26 @ $100.00	199	1,921	(11)
Southern, Call, 4/17/26 @ $101.00	2	19	—
SPX Technologies, Call, 4/17/26 @ $210.00	102	2,039	(42)
SPX Technologies, Call, 4/17/26 @ $220.00	2	40	—
Starbucks, Call, 4/17/26 @ $95.00	2	18	—
Starbucks, Call, 4/17/26 @ $97.00	1	9	—
Starbucks, Call, 4/17/26 @ $100.00	250	2,240	(4)
Starbucks, Call, 4/17/26 @ $102.00	2	18	—
Starbucks, Call, 4/17/26 @ $105.00	5	45	—
Starbucks, Call, 4/17/26 @ $110.00	5	45	—
STERIS, Call, 4/17/26 @ $230.00	109	2,410	(19)
Stryker, Call, 4/17/26 @ $350.00	2	66	—
Stryker, Call, 4/17/26 @ $360.00	94	3,089	(4)
Stryker, Call, 4/17/26 @ $370.00	3	99	—
Sysco, Call, 4/17/26 @ $72.50	1	7	—
Sysco, Call, 4/17/26 @ $75.00	2	14	—
Sysco, Call, 4/17/26 @ $85.00	185	1,320	(6)
Sysco, Call, 4/17/26 @ $87.50	6	43	—
Teledyne Technologies, Call, 4/17/26 @ $620.00	1	60	(1)
Teledyne Technologies, Call, 4/17/26 @ $660.00	57	3,449	(14)
Teledyne Technologies, Call, 4/17/26 @ $680.00	1	60	—
Teledyne Technologies, Call, 4/17/26 @ $690.00	1	60	—
Thermo Fisher Scientific, Call, 4/17/26 @ $505.00	1	49	(1)
Thermo Fisher Scientific, Call, 4/17/26 @ $510.00	96	4,719	(59)
Thermo Fisher Scientific, Call, 4/17/26 @ $520.00	1	49	—
Thermo Fisher Scientific, Call, 4/17/26 @ $540.00	1	49	—
U.S. Foods Holding, Call, 4/17/26 @ $95.00	353	3,255	(43)
U.S. Foods Holding, Call, 4/17/26 @ $97.50	6	55	—
Veralto, Call, 4/17/26 @ $90.00	10	88	(2)
Veralto, Call, 4/17/26 @ $95.00	497	4,394	(41)
Visa, Call, 4/17/26 @ $315.00	4	121	(1)

T. ROWE PRICE CAPITAL APPRECIATION PREMIUM INCOME ETF

(Amounts in 000s, except for contracts)
Description	Contracts	Notional Amount	$ Value
Visa, Call, 4/17/26 @ $320.00	146	4,413	(19)
Visa, Call, 4/17/26 @ $322.50	1	30	—
Visa, Call, 4/17/26 @ $325.00	2	60	—
Visa, Call, 4/17/26 @ $330.00	3	91	—
Walmart, Call, 4/17/26 @ $125.00	289	3,592	(77)
Walmart, Call, 4/17/26 @ $129.00	2	25	—
Walmart, Call, 4/17/26 @ $130.00	9	112	(1)
Walmart, Call, 4/17/26 @ $131.00	1	12	—
Walmart, Call, 4/17/26 @ $135.00	5	62	—
Waste Connections, Call, 4/17/26 @ $165.00	2	32	—
Waste Connections, Call, 4/17/26 @ $170.00	273	4,435	(14)
Waste Connections, Call, 4/17/26 @ $180.00	10	162	—
Waste Connections, Call, 4/17/26 @ $185.00	6	97	—
Waste Connections, Call, 5/15/26 @ $180.00	7	114	(1)
Waste Connections, Call, 6/18/26 @ $180.00	3	49	—
Waste Management, Call, 4/17/26 @ $230.00	1	23	(1)
Waste Management, Call, 4/17/26 @ $240.00	2	46	—
Waste Management, Call, 4/17/26 @ $250.00	162	3,723	(7)
Waters , Call, 4/17/26 @ $310.00	7	208	(3)
Waters , Call, 4/17/26 @ $320.00	3	89	(1)
Waters , Call, 4/17/26 @ $330.00	162	4,824	(13)
WEC Energy Group, Call, 4/17/26 @ $120.00	156	1,806	(7)
Willis Towers Watson PLC, Call, 4/17/26 @ $310.00	3	87	(1)
Willis Towers Watson PLC, Call, 4/17/26 @ $320.00	110	3,198	(14)
Workday, Call, 4/17/26 @ $138.00	1	13	—
Workday, Call, 4/17/26 @ $142.00	2	26	—
Workday, Call, 4/17/26 @ $145.00	5	65	(1)
Workday, Call, 4/17/26 @ $150.00	150	1,949	(9)
Workday, Call, 4/17/26 @ $155.00	3	39	—
Yum! Brands, Call, 4/17/26 @ $165.00	1	16	—
Yum! Brands, Call, 4/17/26 @ $170.00	8	124	—
Yum! Brands, Call, 4/17/26 @ $175.00	11	171	—
Yum! Brands, Call, 4/17/26 @ $180.00	2	31	—
Yum! Brands, Call, 5/15/26 @ $170.00	200	3,110	(28)
Total Options Written (Premiums $(2,140))			(2,097)

T. ROWE PRICE CAPITAL APPRECIATION PREMIUM INCOME ETF

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2026. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate	Net Realized Gain (Loss)	Changes in Net Unrealized Gain/Loss	Investment Income
T. Rowe Price Government Reserve Fund	$—	$—	$20
Totals	$—#	$—	$20+

Supplementary Investment Schedule
Affiliate	Value 12/31/25	Purchase Cost	Sales Cost	Value 3/31/26
T. Rowe Price Government Reserve Fund	$797	¤	¤	$832
	Total			$832^

#	Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+	Investment income comprised $20 of dividend income and $0 of interest income.
¤	Purchase and sale information not shown for cash management funds.
^	The cost basis of investments in affiliated companies was $832.
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE CAPITAL APPRECIATION PREMIUM INCOME ETF

Unaudited
    NOTES TO PORTFOLIO OF INVESTMENTS

T. Rowe Price Exchange-Traded Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Capital Appreciation Premium Income ETF (the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value
The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. Eastern Time, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1  –  quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2  –  inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3  –  unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.

T. ROWE PRICE CAPITAL APPRECIATION PREMIUM INCOME ETF

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2026 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Common Stocks	$273,552	$—	$—	$273,552
Short-Term Investments	832	—	—	832
Total	$274,384	$—	$—	$274,384
Liabilities
Options Written	$—	$2,097	$—	$2,097
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
ETF1176-054Q1
03/26